Financial Instruments - Additional Information (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Apr. 30, 2019 CAD ($) $ / $ $ / $	Apr. 30, 2019 MXN ($) $ / $ $ / $	Apr. 30, 2018 CAD ($)	Apr. 30, 2017 CAD ($)	Apr. 30, 2016 CAD ($)
Disclosure of financial assets [line items]
Cash	$ 2,549		$ 2,321	$ 5,558	$ 4,248
Currency risk [member]
Disclosure of financial assets [line items]
Increase or decrease exchange rate	10.00%	10.00%
Decrease or increase annual earnings	$ 9	$ 4
Currency risk [member] | Canada, Dollars [member]
Disclosure of financial assets [line items]
Conversion rate per dollar | $ / $	1.3415	1.3415
Currency risk [member] | Mexico, Pesos [member]
Disclosure of financial assets [line items]
Conversion rate per dollar | $ / $	18.9900	18.9900
Credit risk [member]
Disclosure of financial assets [line items]
Cash	$ 2,549		2,321
VAT receivable	2,462
GST receivable	24
Credit risk [member] | Mexico [member]
Disclosure of financial assets [line items]
Cash	349		974
Credit risk [member] | United States [member]
Disclosure of financial assets [line items]
Cash	1,037		23
Short-term investments	151		1,324
Credit risk [member] | Canada [member]
Disclosure of financial assets [line items]
Cash	1,011		0
Liquidity risk [member]
Disclosure of financial assets [line items]
Cash	2,549		$ 2,321
Commodity price risk [member]
Disclosure of financial assets [line items]
Decrease or increase in net income	$ 3,292
Decrease or increase in metal prices	10.00%